Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Total financial assets	€ 4,169.8	€ 4,548.8	€ 5,081.4
Current derivative assets	94.4	349.5	292.1
Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	109.8	352.8	346.7
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	4,060.0	4,196.0	4,734.7
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	109.8	352.8	346.7
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	3,863.3	3,875.4	3,599.3
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,863.3	3,875.4	3,599.3
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	100.1	237.8	1,056.2
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	100.1	237.8	1,056.2
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	23.1	6.4	19.5
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	23.1	6.4	19.5
Foriegn currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	90.2	147.2	279.4
Foriegn currency forward contracts | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	90.2	147.2	279.4
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	90.2	147.2	279.4
Jet fuel and carbon derivative contracts
Disclosure of financial assets [line items]
Total financial assets	19.6	205.6	49.6
Jet fuel and carbon derivative contracts | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	19.6	205.6	49.6
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	19.6	205.6	49.6
Jet fuel options
Disclosure of financial assets [line items]
Total financial assets			14.1
Jet fuel options | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value			14.1
Jet fuel options | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets			14.1
Currency swap contract
Disclosure of financial assets [line items]
Total financial assets			3.6
Currency swap contract | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value			3.6
Currency swap contract | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets			3.6
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	73.5	76.4	59.7
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 73.5	€ 76.4	€ 59.7